Form N-1A Supplement	Jun. 17, 2026
Global Atlantic BlackRock High Yield Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Global Atlantic Portfolios

Global Atlantic BlackRock High Yield Portfolio

(the “Portfolio”)

(a series of Forethought Variable Insurance Trust)

Class I, II and III Shares

Supplement dated June 17, 2026

to the Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2026, as supplemented to date

At a meeting held on May 7, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of Forethought Variable Insurance Trust (the “Trust”) approved to change the name of the Global Atlantic BlackRock High Yield Portfolio to the Global Atlantic BlackRock Multi-Sector Fixed Income Portfolio and also approved changes to the Portfolio’s 80% investment policy, investment strategy, management fee rate schedule and operating expense limitation agreement. These changes are described in more detail below and go into effect on September 30, 2026. In addition, as described in a previously filed supplement dated May 13, 2026, the Board also approved the reorganization of Global Atlantic Goldman Sachs Core Fixed Income Portfolio into the Portfolio on or about October 2, 2026.